Income Taxes - Summary of Changes in Deferred Tax Asset Valuation Allowance (Detail) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 10,461	$ 12,946
Additions	0	0
Reductions	(9,907)	(2,485)
Ending Balance	$ 554	$ 10,461